ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan and lease losses
Balance at beginning of year	$ 56,542	$ 54,021	$ 57,961
Provision for loan and lease losses	30,598	14,586	3,582
Loans charged off	(35,565)	(20,670)	(13,663)
Recoveries	6,075	8,605	6,141
Total net charge-offs	29,490	12,065	7,522
Balance at end of year	57,650	56,542	54,021
Commercial & Industrial
Allowance for loan and lease losses
Balance at beginning of year	18,746	17,598	19,225
Provision for loan and lease losses	23,631	10,615	6,917
Loans charged off	(26,676)	(11,533)	(10,194)
Recoveries	2,883	2,066	1,650
Total net charge-offs	23,793	9,467	8,544
Balance at end of year	18,584	18,746	17,598
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	1,130	675	716
Provision for loan and lease losses	3	454	(42)
Loans charged off	(162)	0	0
Recoveries	0	1	1
Total net charge-offs	162	(1)	(1)
Balance at end of year	971	1,130	675
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	3,413	3,577	3,282
Provision for loan and lease losses	(1,100)	(310)	207
Loans charged off	0	0	(1)
Recoveries	68	146	89
Total net charge-offs	(68)	(146)	(88)
Balance at end of year	2,381	3,413	3,577
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	21,048	20,930	26,540
Provision for loan and lease losses	5,107	847	(7,291)
Loans charged off	(3,689)	(4,835)	(1,038)
Recoveries	1,113	4,106	2,719
Total net charge-offs	2,576	729	(1,681)
Balance at end of year	23,579	21,048	20,930
Residential
Allowance for loan and lease losses
Balance at beginning of year	4,964	4,683	3,208
Provision for loan and lease losses	739	492	1,695
Loans charged off	(677)	(422)	(435)
Recoveries	273	211	215
Total net charge-offs	404	211	220
Balance at end of year	5,299	4,964	4,683
Home equity
Allowance for loan and lease losses
Balance at beginning of year	5,348	4,935	3,043
Provision for loan and lease losses	695	829	1,778
Loans charged off	(2,591)	(1,725)	(913)
Recoveries	1,335	1,309	1,027
Total net charge-offs	1,256	416	(114)
Balance at end of year	4,787	5,348	4,935
Installment
Allowance for loan and lease losses
Balance at beginning of year	362	307	388
Provision for loan and lease losses	2	(85)	(90)
Loans charged off	(223)	(435)	(225)
Recoveries	251	575	234
Total net charge-offs	(28)	(140)	(9)
Balance at end of year	392	362	307
Credit card
Allowance for loan and lease losses
Balance at beginning of year	1,531	1,316	1,559
Provision for loan and lease losses	1,521	1,744	408
Loans charged off	(1,547)	(1,720)	(857)
Recoveries	152	191	206
Total net charge-offs	1,395	1,529	651
Balance at end of year	$ 1,657	$ 1,531	$ 1,316